Nature of the Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Nature of the Business and Summary of Significant Accounting Policies [Abstract]
Schedule of dilutive securities

	Common Shares Issuable
	Six Months Ended
	June 30,
	2014	2013
	(Unaudited)	(Unaudited)
Convertible Notes	142,627	133,629
Stock Options	2,315,000	2,261,000
Warrants	7,422,124	6,422,124
Total Common Shares Issuable	9,879,751	8,816,753

	Shares Issuable
	Years Ended December 31,
	2013	2012

Convertible Notes	139,175	128,174
Stock Options	2,285,000	2,269,000
Warrants	6,422,124	6,363,674
Total Shares of Common Stock Issuable	8,846,299	8,760,848

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman
Percent
LLC Shareholder	Ownership
Omagine	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

Percent
Shareholder	Ownership
Omagine, Inc.	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%